CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Cash Flow) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Net cash flows used in operating activities	$ (1,897)	¥ (12,068)	¥ (46,526)	¥ (30,340)
Net cash flows used in investing activities	8,395	53,352	(5,168)	(2,453)
Net cash flows from financing activities	(6,103)	(38,786)	48,595	42,822
NET (DECREASE)/ INCREASE IN CASH	395	2,498	(3,099)	10,029
Net foreign exchange differences	(115)	(719)	281	(27)
Separate [member]
IfrsStatementLineItems [Line Items]
Net cash flows used in operating activities	(956)	(6,076)	(3,269)	(3,294)
Net cash flows used in investing activities	(1,620)	(10,297)	(216)	(21)
Net cash flows from financing activities	5,363	34,089	1,982
NET (DECREASE)/ INCREASE IN CASH	2,787	17,716	(1,503)	(3,315)
CASH AT BEGINNING OF THE YEAR	9	58	811	4,122
Net foreign exchange differences	(119)	(757)	750	4
CASH AT END OF THE YEAR	$ 2,677	¥ 17,017	¥ 58	¥ 811